3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments: Schedule of classification and measurement of financial assets and liabilities under IFRS-9 (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of classification and measurement of financial assets and liabilities under IFRS-9

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 as follows:

IFRS 9
Financial Assets
Cash	Amortized cost
Receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost